Intangible and tangible assets - Changes in carrying amount of goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	$ 11,265
Increases	814
Impairments	(47)
Other	469
Net goodwill as of the end of the period	12,501
Exploration & Production
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	2,482
Other	(8)
Net goodwill as of the end of the period	2,474
Integrated LNG
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	3,304
Increases	(14)
Other	186
Net goodwill as of the end of the period	3,476
Integrated Power
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	4,360
Increases	828
Impairments	(34)
Other	214
Net goodwill as of the end of the period	5,368
Refining & Chemicals
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	643
Other	(35)
Net goodwill as of the end of the period	608
Marketing & Services
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	473
Impairments	(13)
Other	111
Net goodwill as of the end of the period	571
Corporate
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	3
Other	1
Net goodwill as of the end of the period	$ 4